Related party transactions	9 Months Ended
Sep. 30, 2024
Related party transactions
Related party transactions
21.	Related party transactions:

(a)	Transactions with significant shareholder – Greybrook Health
As at September 30, 2024, nil is included in accounts payable and accrued liabilities for amounts payable for management services rendered and other overhead costs incurred by Greybrook Health in the ordinary course of business (December 31, 2023 – $4,884). These amounts were recorded at their exchange amount, being the amount agreed to by the parties.

During the three and nine months ended September 30, 2024, the Company recognized nil and nil, respectively, in corporate, general and administrative expenses (three and nine months ended September 30, 2023 – $1,788 and $5,011, respectively) related to transactions with Greybrook Health.

(b)	Loans from shareholder – Greybrook Health
In connection with the February 2023 Notes, the February 2023 Greybrook Note and the August 2023 Greybrook Note, the Company received loans from and issued promissory notes to Greybrook Health, who is a significant shareholder of the Company. The February 2023 Notes, the February 2023 Greybrook Note and the August 2023 Greybrook Note total $2,437,604 and were exchanged on August 28, 2023 for Subordinated Convertible Notes with the same principal amount. As additional consideration for the February 2023 Greybrook Note, the Company issued 135,870 February 2023 Greybrook Warrants to Greybrook Health and as consideration for the August 2023 Greybrook Note, the Company issued 250,000 August 2023 Greybrook Warrants to Greybrook Health.
On August 15, 2023, the Company issued Subordinated Convertible Notes to Greybrook Health in an aggregate amount of $500,000. In addition, on August 28, 2023, the total par value of $2,437,604 of the previously issued February 2023 Notes, the February 2023 Greybrook Note, and the August 2023 Greybrook Note were exchanged for Subordinated Convertible Notes. See note 10(a), note 10(b) and note 15(b).
During the three and nine months ended September 30, 2024, the Company recognized $119,501 and $348,470, respectively, in interest expense (three and nine months ended September 30, 2023 – $92,333 and $166,362, respectively) related to the February 2023 Notes, the February 2023 Greybrook Note, the August 2023 Greybrook Note and the Subordinated Convertible Notes issued to Greybrook Health.
On October 3, 2024, all outstanding Subordinated Convertible Notes, including Subordinated Convertible Notes held by Greybrook Health, were converted into Common Shares following the receipt of a conversion notice from Madryn. In connection therewith, a total of 43,739,148 Common Shares were issued to Greybrook Health at a conversion price of $0.078 per Common Share. See note 25.

(c)	Transactions with the former significant shareholder, former officer and former director – Benjamin Klein
As at September 30, 2024, nil is included in accounts payable and accrued liabilities for amounts payable for travel expenses and other related costs incurred by Benjamin Klein in the ordinary course of business (December 31, 2023 – nil).
During the three and nine months ended September 30, 2024, the Company recognized nil and nil, respectively, in corporate, general and administrative expenses (three and nine months ended September 30, 2023 – $76,921 and $229,178, respectively) for amounts payable for employment services rendered and other related costs incurred by Benjamin Klein in the ordinary course of business.
On August 9, 2024, the Company entered into the PA Settlement Agreement. See note 11 and note 14.

(d)	Loan from former significant shareholder, former officer and former director – Benjamin Klein
On July 14, 2022, in connection with the Success TMS Acquisition, the Company assumed the obligation to repay the Klein Note to Benjamin Klein, who is a significant shareholder of the Company. On November 20, 2023, the Company entered into a settlement agreement in respect of the Klein Note. See note 11(e). The Klein Note totaled $2,090,264 and had an interest rate of 10% per annum and matured on May 1, 2024. The carrying amount of the Klein Note as at September 30, 2024 is nil (December 31, 2023 – nil). During the three and nine months ended September 30, 2024, the Company recognized nil and nil, respectively, in interest expense (three and nine months ended September 30, 2023 – $64,175 and $191,485, respectively) related to the Klein Note.

(e)	Loans from shareholders and officers
The February 2023 Notes (not including Greybrook Health’s contribution) totaling $312,396 were exchanged for Subordinated Convertible Notes on August 28, 2023. The carrying amount of the Subordinated Convertible Notes issued to shareholders and officers (excluding Greybrook Health and Madryn) as at September 30, 2024 is $335,318 (December 31, 2023 – $328,026). See note 9(a) and note 10(b).

During the three and nine months ended September 30, 2024, the Company recognized $11,499 and $33,542 respectively, in interest expense (three and nine months ended September 30, 2023 – $14,323 and $32,654, respectively) related to these Subordinated Convertible Notes.
On October 3, 2024, all outstanding Subordinated Convertible Notes, including Subordinated Convertible Notes held by certain officers of the Company, were converted into Common Shares following the receipt of a conversion notice from Madryn. In connection therewith, a total of 1,115,728 Common Shares were issued to officers of the Company at a conversion price of $0.078 per Common Share. See note 25.

(f)	Loan from significant shareholder – Madryn
On July 14, 2022, the Company entered into the Madryn Credit Agreement in respect of the Madryn Credit Facility, which was subsequently amended, for a total principal balance of $118,949,913 as at September 30, 2024, including the amendment fee of $1,000,000 (December 31, 2023 – $82,731,638). This amount does not include the other financing and legal fees associated with each term loan issuance or the interest that has accrued on the principal balance of the Credit Facility which has been paid in kind. Pursuant to the 2023 Private Placement completed on March 23, 2023, Madryn became a significant shareholder of the Company. See note 9(a).
On August 15, September 1 and October 12, 2023, the Company issued Subordinated Convertible Notes to Madryn in an aggregate amount of $4,500,000. The Subordinated Convertible Notes bear interest at a rate consistent with the Madryn Credit Facility, are convertible according to the terms of the Note Purchase Agreement and mature on the earlier of March 31, 2028, in the event of a change of control, acceleration of other indebtedness, or six months following repayment or refinancing of all loans under the Madryn Credit Facility. See note 9(a).
During the three and nine months ended September 30, 2024, the Company recognized $187,366 and $546,061, respectively, in interest expense (three and nine months ended September 30, 2023 – $47,044 and $47,044, respectively) related to the Subordinated Convertible Notes issued to Madryn.

Pursuant to the Arrangement Agreement entered into on August 12, 2024, Madryn has agreed to convert all of the amount outstanding under the Madryn Credit Facility and the Subordinated Convertible Notes into Common Shares, prior to the effective date of the Neuronetics Transaction. See note 14.
On October 3, 2024, all outstanding Subordinated Convertible Notes, including Subordinated Convertible
Notes
held by affiliates of Madryn, were converted into Common Shares following the receipt of a conversion notice from Madryn. In connection therewith, a total of 57,692,306 Common Shares were issued to affiliates of Madryn at a conversion price of $0.078 per Common Share. See note 25.